Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Summary of identified assets and liabilities
1)	The amounts of acquired assets and assumed liabilities as of the merger date are as follows (Unit: Korean Won in millions):

Amount
Assets
Cash and cash equivalents	2,008
Financial assets at fair value through profit or loss	53,669
Loans and other financial assets at amortized cost	168,576
Securities at amortized cost	10,000
Premises and equipment	2,485
Intangible assets (*1)	6,873
Current tax assets	103
Other assets	1,723

Sub-total	245,437

Liabilities
Deposits due to customers	193,648
Provisions	218
Other financial liabilities	2,515
Deferred tax liabilities (*2)	544
Other liabilities	967

Sub-total	197,892

Identifiable Net Assets Fair value	47,545

(*1)
For the trademark item among intangible assets, an impairment adjustment of 10 million KRW was made due to its lack of utility following the launch of Woori Investment Securities Co. Ltd. Additionally, the amount includes 2,613 million KRW recognized for customer relationships as a result of the business combination. This has been identified as a separate identifiable intangible asset and has been valued at fair value using the Multi-Period Excess Earnings Method (MEEM).

The Multi-Period Excess Earnings Method (MEEM) estimates the future cash flows generated by each intangible asset and deducts the portion of the cash flow attributable to the contribution of other assets. This method then discounts the pure cash flow generated by the intangible asset to its present value.

(*2)	The deferred tax liabilities were recognized by applying the marginal tax rate (20.9%) to the differences between the fair value and the carrying amount of the identifiable assets and liabilities

Summary of recognized goodwill as a result of business combination
The goodwill recognized as a result of the business combination is as follows (Unit: Korean Won in millions):

Amount
Consideration transferred	56,240
Identifiable net assets fair value	47,545
Non-controlling interests (*)	6,444
Goodwill	15,139

(*)	Non-controlling interests were recognized at fair value applying the closing price on the acquisition date of Woori Venture Partners.